Investment Securities (Contractual Maturities and Pledged Securities) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Investment Securities [Abstract]
Within one year, amortized cost	$ 2,411,463
Within one year, fair value	2,422,593
Over one to five years, amortized cost	15,028,622
Over one to five years, fair value	15,140,922
Over five to ten years, amortized cost	29,287,068
Over five to ten years, fair value	30,070,174
Over ten years, amortized cost	117,942,173
Over ten years, fair value	120,869,095
Total Amortized cost	164,669,324	157,802,815
Total Fair value	168,502,783	161,784,835
Pledged securities, amortized cost	35,825,910
Pledged securities, fair value	$ 36,612,217